Corporate Bonds and Convertible Bonds (Tables)	12 Months Ended
Mar. 31, 2014
Carrying Values of Corporate Bonds and Convertible Bonds

The carrying values of corporate bonds and convertible bonds at March 31, 2013 and 2014 were as follows:

	Yen (Millions)
	2013	2014
Unsecured 0.416% bonds, due May 25, 2015	¥10,000	10,000
Unsecured 0.606% bonds, due May 25, 2017	¥15,000	15,000

Corporate bonds	¥25,000	25,000

Unsecured zero coupon convertible bonds, due March 14, 2019	¥—	30,000
Add unamortized premium	¥—	149

Convertible bonds	¥—	30,149

Aggregate Amounts of Maturities for Corporate Bonds and Convertible Bonds

The combined aggregate amounts of maturities for corporate bonds and convertible bonds as of March 31, 2014, by year payable, were as follows:

Year ending March 31	Yen (Millions)
2015	¥—
2016	10,000
2017	—
2018	15,000
2019	30,000
Thereafter	—

Total	¥55,000